SCHEDULE OF ANTI-DILUTIVE SECURITIES EXCLUDED FROM COMPUTATION OF EARNINGS (Details) - shares	9 Months Ended				12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024		Jun. 30, 2024		Jun. 30, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	116,858		190,201		192,918		191,277
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	250		250		250
Series A Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities			33,173		33,173		33,277
Series C Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities		[1]	152,933	[1]	152,933	[2]	157,900	[2]
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	116,608		3,845		6,562		100
Series B Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities
Unvested Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities

[1]	On March 3, 2025, the Company cancelled all the existing warrants (0.0002 Series A warrants, 0.0003 Series B warrants, and 0.0008 Series C warrants) held by an investor pursuant to a Warrant Exchange Agreement (see above).
[2]	Only convertible ratably upon exercise of Series B Warrants